Going Concern (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 20,133,660		$ 17,152,172	$ 12,208,728
Net loss	$ 2,929,011	$ 2,243,537	$ 4,940,548	$ 4,378,074